Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2015
Interest And Finance Costs [Abstract]
Interest and Finance Costs
Interest and finance costs are analyzed as follows:
	Year ended December 31
	2015	2014	2013
Interest on long-term debt	1,353	811	5,075
Interest on revolving credit facility	-	396	2,144
Amortization of debt issuance costs	72	-	1,090
Arrangement fees on undrawn facilities	-	246	-
Other	35	10	80
Total	1,460	1,463	8,389

Interest and finance costs-related party
Interest and finance costs-related party are analyzed as follows:
	Year ended December 31
	2015	2014	2013
Convertible notes interest expense	265	-	-
Convertible notes amortization of debt discount	334	-	-
Gain on extinguishment of convertible notes	(200)	-	-
Total	399	-	-